Cover	Jul. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2026
Entity File Number	000-56249
Entity Registrant Name	HESTIA INSIGHT INC.
Entity Central Index Key	0001813603
Entity Tax Identification Number	85-0994055
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	732 S. 6th Street,
Entity Address, Address Line Two	Suite 4762
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	(516)
Local Phone Number	212-0727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false